Accumulated Other Comprehensive Loss	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss

9. Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss consists of the following (in thousands):

	September 30,	December 31,
	2015	2014
Foreign currency translation adjustments	$(56,276)	$(27,252)
Unrealized losses on short-term investments	(183)	(801)
Defined benefit pension plan adjustments	(4,149)	—

Total	$(60,608)	$(28,053)

11. Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss consists of the following at December 31, 2014 and 2013, respectively (in thousands):

	December 31,
	2014	2013
Foreign currency translation	$(27,252)	$(6,728)
Unrealized losses on short-term investments	(801)	(19)

Total	$(28,053)	$(6,747)